Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Schedule of property and equipment stated at cost and depreciated using the straight-line method over the estimated useful lives

Furniture	3 years
Equipment	5 years
Software	3 years
Leasehold improvements	Shorter of lease or useful life of the asset

Schedule of weighted-average information and assumptions used in the option-pricing model for employee stock-based compensation

	Year ended December 31,
	2011	2010	2009

Expected term (years)	6.25	6.25	6.25
Volatility	60%	58%	57 – 59%
Expected dividend yield	0%	0%	0%
Risk-free interest rates	1.35%	1.92%	2.6 – 2.7%

Schedule of comprehensive loss

	Year ended December 31,
	2011	2010	2009

Net loss	$(42,476)	$(14,630)	$(15,089)
Unrealized (loss) gain on marketable securities	8	(18)	(232)

Comprehensive loss	$(42,468)	$(14,648)	$(15,321)